Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated January 6, 2015

to the Prospectus and

the Statement of Additional Information (the “SAI”)

for the iShares Conservative Allocation ETF (AOK), iShares Moderate Allocation ETF (AOM), iShares Growth Allocation ETF (AOR) and iShares Aggressive Allocation ETF (AOA) (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

S&P Dow Jones Indices, the index provider for the Funds, will be changing the methodology of each Fund’s Underlying Index. The changes listed below will be implemented with a one-time rebalance for each Underlying Index after the close of business on January 30, 2015. After the January 30, 2015 rebalance, all subsequent annual rebalances will be effective after the last business date of October, including October 2015.

	Current	New (Effective January 30, 2015)
Rebalancing Effective date	Last Business Date of January	Last Business Date of October
Rebalancing Reference Date	Last Business Date of December	Last Business Date Of September
Constituents	iShares Core S&P 500 ETF (IVV)	iShares Core S&P 500 ETF (IVV)
	iShares Core S&P Mid-Cap ETF (IJH)	iShares Core S&P Mid- Cap ETF (IJH)
	iShares Core S&P Small-Cap ETF (IJR)	iShares Core S&P Small- Cap ETF (IJR)
	iShares MSCI EAFE ETF (EFA)	iShares Core MSCI Europe ETF (IEUR)
	iShares MSCI Emerging Markets ETF (EEM)	iShares Core MSCI Pacific ETF (IPAC)
	iShares Cohen & Steers REIT ETF (ICF)	iShares Core MSCI Emerging Markets ETF (IEMG)
	iShares Core U.S. Aggregate Bond ETF (AGG)	iShares Core Total USD Bond Market ETF (IUSB)

Current	New (Effective January 30, 2015)
iShares Short Treasury Bond ETF (SHV)	iShares Core U.S. Treasury Bond ETF (GOVT)
iShares TIPS Bond ETF (TIP)	iShares Core U.S. Credit Bond ETF (CRED)
iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

Additionally, the Underlying Indexes will now reweight the aforementioned constituents to fixed asset allocations at each rebalance, rather than employing a survey-based/shortfall risk control framework (as described in the SAI) to determine asset and constituent weightings. The following asset allocations will be assigned to each Underlying Index at the annual rebalance:

Underlying Index	Equity	Fixed Income
S&P Target Risk Conservative Index	30%	70%
S&P Target Risk Moderate Index	40%	60%
S&P Target Risk Growth Index	60%	40%
S&P Target Risk Aggressive Index	80%	20%

The weighting of each constituent within the Equity and Fixed Income allocations of the Underlying Index will be determined based on the relative proportions, as measured by market capitalization, of the following S&P Dow Jones indices as of the rebalance reference date:

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P 500	iShares Core S&P 500 ETF
Equity	S&P 400	iShares Core S&P Mid-Cap ETF
Equity	S&P 600	iShares Core S&P Small-Cap ETF
Equity	S&P Asia Pacific BMI (US Dollar)	iShares Core MSCI Pacific ETF

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P Europe BMI (US Dollar)	iShares Core MSCI Europe ETF
Equity	S&P Emerging BMI (US Dollar)	iShares Core MSCI Emerging Markets ETF
Fixed Income	S&P U.S. Bond BMI	iShares Core Total USD Bond Market ETF
Fixed Income	S&P/BGCantor US Treasury Bond Index	iShares Core U.S. Treasury Bond ETF
Fixed Income	S&P U.S. Investment Grade Corporate Bond Index	iShares Core U.S. Credit Bond ETF

Note that the Equity allocation will be initially divided between Developed and Emerging markets. The S&P Developed BMI (US Dollar) and S&P Emerging BMI (US Dollar) will be used to determine this breakdown. Within the S&P Developed BMI (US Dollar), the allocations of the United States, Asia Pacific and European markets will be determined by reviewing the S&P United States BMI (US Dollar), S&P Asia Pacific BMI (US Dollar) and S&P Europe BMI (US Dollar), respectively. Finally, within the S&P United States BMI (US Dollar), the allocations of the LargeCap, MidCap and SmallCap markets will be determined by reviewing the S&P 500, S&P 400 and S&P 600, respectively.

The Funds may incur transaction costs as a result of the changes in the Underlying Indexes described above.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
iShares Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated January 6, 2015

to the Prospectus and

the Statement of Additional Information (the “SAI”)

for the iShares Conservative Allocation ETF (AOK), iShares Moderate Allocation ETF (AOM), iShares Growth Allocation ETF (AOR) and iShares Aggressive Allocation ETF (AOA) (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

S&P Dow Jones Indices, the index provider for the Funds, will be changing the methodology of each Fund’s Underlying Index. The changes listed below will be implemented with a one-time rebalance for each Underlying Index after the close of business on January 30, 2015. After the January 30, 2015 rebalance, all subsequent annual rebalances will be effective after the last business date of October, including October 2015.

	Current	New (Effective January 30, 2015)
Rebalancing Effective date	Last Business Date of January	Last Business Date of October
Rebalancing Reference Date	Last Business Date of December	Last Business Date Of September
Constituents	iShares Core S&P 500 ETF (IVV)	iShares Core S&P 500 ETF (IVV)
	iShares Core S&P Mid-Cap ETF (IJH)	iShares Core S&P Mid- Cap ETF (IJH)
	iShares Core S&P Small-Cap ETF (IJR)	iShares Core S&P Small- Cap ETF (IJR)
	iShares MSCI EAFE ETF (EFA)	iShares Core MSCI Europe ETF (IEUR)
	iShares MSCI Emerging Markets ETF (EEM)	iShares Core MSCI Pacific ETF (IPAC)
	iShares Cohen & Steers REIT ETF (ICF)	iShares Core MSCI Emerging Markets ETF (IEMG)
	iShares Core U.S. Aggregate Bond ETF (AGG)	iShares Core Total USD Bond Market ETF (IUSB)

Current	New (Effective January 30, 2015)
iShares Short Treasury Bond ETF (SHV)	iShares Core U.S. Treasury Bond ETF (GOVT)
iShares TIPS Bond ETF (TIP)	iShares Core U.S. Credit Bond ETF (CRED)
iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

Additionally, the Underlying Indexes will now reweight the aforementioned constituents to fixed asset allocations at each rebalance, rather than employing a survey-based/shortfall risk control framework (as described in the SAI) to determine asset and constituent weightings. The following asset allocations will be assigned to each Underlying Index at the annual rebalance:

Underlying Index	Equity	Fixed Income
S&P Target Risk Conservative Index	30%	70%

The weighting of each constituent within the Equity and Fixed Income allocations of the Underlying Index will be determined based on the relative proportions, as measured by market capitalization, of the following S&P Dow Jones indices as of the rebalance reference date:

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P 500	iShares Core S&P 500 ETF
Equity	S&P 400	iShares Core S&P Mid-Cap ETF
Equity	S&P 600	iShares Core S&P Small-Cap ETF
Equity	S&P Asia Pacific BMI (US Dollar)	iShares Core MSCI Pacific ETF

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P Europe BMI (US Dollar)	iShares Core MSCI Europe ETF
Equity	S&P Emerging BMI (US Dollar)	iShares Core MSCI Emerging Markets ETF
Fixed Income	S&P U.S. Bond BMI	iShares Core Total USD Bond Market ETF
Fixed Income	S&P/BGCantor US Treasury Bond Index	iShares Core U.S. Treasury Bond ETF
Fixed Income	S&P U.S. Investment Grade Corporate Bond Index	iShares Core U.S. Credit Bond ETF

Note that the Equity allocation will be initially divided between Developed and Emerging markets. The S&P Developed BMI (US Dollar) and S&P Emerging BMI (US Dollar) will be used to determine this breakdown. Within the S&P Developed BMI (US Dollar), the allocations of the United States, Asia Pacific and European markets will be determined by reviewing the S&P United States BMI (US Dollar), S&P Asia Pacific BMI (US Dollar) and S&P Europe BMI (US Dollar), respectively. Finally, within the S&P United States BMI (US Dollar), the allocations of the LargeCap, MidCap and SmallCap markets will be determined by reviewing the S&P 500, S&P 400 and S&P 600, respectively.

The Funds may incur transaction costs as a result of the changes in the Underlying Indexes described above.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
iShares Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated January 6, 2015

to the Prospectus and

the Statement of Additional Information (the “SAI”)

for the iShares Conservative Allocation ETF (AOK), iShares Moderate Allocation ETF (AOM), iShares Growth Allocation ETF (AOR) and iShares Aggressive Allocation ETF (AOA) (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

S&P Dow Jones Indices, the index provider for the Funds, will be changing the methodology of each Fund’s Underlying Index. The changes listed below will be implemented with a one-time rebalance for each Underlying Index after the close of business on January 30, 2015. After the January 30, 2015 rebalance, all subsequent annual rebalances will be effective after the last business date of October, including October 2015.

	Current	New (Effective January 30, 2015)
Rebalancing Effective date	Last Business Date of January	Last Business Date of October
Rebalancing Reference Date	Last Business Date of December	Last Business Date Of September
Constituents	iShares Core S&P 500 ETF (IVV)	iShares Core S&P 500 ETF (IVV)
	iShares Core S&P Mid-Cap ETF (IJH)	iShares Core S&P Mid- Cap ETF (IJH)
	iShares Core S&P Small-Cap ETF (IJR)	iShares Core S&P Small- Cap ETF (IJR)
	iShares MSCI EAFE ETF (EFA)	iShares Core MSCI Europe ETF (IEUR)
	iShares MSCI Emerging Markets ETF (EEM)	iShares Core MSCI Pacific ETF (IPAC)
	iShares Cohen & Steers REIT ETF (ICF)	iShares Core MSCI Emerging Markets ETF (IEMG)
	iShares Core U.S. Aggregate Bond ETF (AGG)	iShares Core Total USD Bond Market ETF (IUSB)

Current	New (Effective January 30, 2015)
iShares Short Treasury Bond ETF (SHV)	iShares Core U.S. Treasury Bond ETF (GOVT)
iShares TIPS Bond ETF (TIP)	iShares Core U.S. Credit Bond ETF (CRED)
iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

Additionally, the Underlying Indexes will now reweight the aforementioned constituents to fixed asset allocations at each rebalance, rather than employing a survey-based/shortfall risk control framework (as described in the SAI) to determine asset and constituent weightings. The following asset allocations will be assigned to each Underlying Index at the annual rebalance:

Underlying Index	Equity	Fixed Income
S&P Target Risk Moderate Index	40%	60%

The weighting of each constituent within the Equity and Fixed Income allocations of the Underlying Index will be determined based on the relative proportions, as measured by market capitalization, of the following S&P Dow Jones indices as of the rebalance reference date:

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P 500	iShares Core S&P 500 ETF
Equity	S&P 400	iShares Core S&P Mid-Cap ETF
Equity	S&P 600	iShares Core S&P Small-Cap ETF
Equity	S&P Asia Pacific BMI (US Dollar)	iShares Core MSCI Pacific ETF

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P Europe BMI (US Dollar)	iShares Core MSCI Europe ETF
Equity	S&P Emerging BMI (US Dollar)	iShares Core MSCI Emerging Markets ETF
Fixed Income	S&P U.S. Bond BMI	iShares Core Total USD Bond Market ETF
Fixed Income	S&P/BGCantor US Treasury Bond Index	iShares Core U.S. Treasury Bond ETF
Fixed Income	S&P U.S. Investment Grade Corporate Bond Index	iShares Core U.S. Credit Bond ETF

Note that the Equity allocation will be initially divided between Developed and Emerging markets. The S&P Developed BMI (US Dollar) and S&P Emerging BMI (US Dollar) will be used to determine this breakdown. Within the S&P Developed BMI (US Dollar), the allocations of the United States, Asia Pacific and European markets will be determined by reviewing the S&P United States BMI (US Dollar), S&P Asia Pacific BMI (US Dollar) and S&P Europe BMI (US Dollar), respectively. Finally, within the S&P United States BMI (US Dollar), the allocations of the LargeCap, MidCap and SmallCap markets will be determined by reviewing the S&P 500, S&P 400 and S&P 600, respectively.

The Funds may incur transaction costs as a result of the changes in the Underlying Indexes described above.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
iShares Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated January 6, 2015

to the Prospectus and

the Statement of Additional Information (the “SAI”)

for the iShares Conservative Allocation ETF (AOK), iShares Moderate Allocation ETF (AOM), iShares Growth Allocation ETF (AOR) and iShares Aggressive Allocation ETF (AOA) (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

S&P Dow Jones Indices, the index provider for the Funds, will be changing the methodology of each Fund’s Underlying Index. The changes listed below will be implemented with a one-time rebalance for each Underlying Index after the close of business on January 30, 2015. After the January 30, 2015 rebalance, all subsequent annual rebalances will be effective after the last business date of October, including October 2015.

	Current	New (Effective January 30, 2015)
Rebalancing Effective date	Last Business Date of January	Last Business Date of October
Rebalancing Reference Date	Last Business Date of December	Last Business Date Of September
Constituents	iShares Core S&P 500 ETF (IVV)	iShares Core S&P 500 ETF (IVV)
	iShares Core S&P Mid-Cap ETF (IJH)	iShares Core S&P Mid- Cap ETF (IJH)
	iShares Core S&P Small-Cap ETF (IJR)	iShares Core S&P Small- Cap ETF (IJR)
	iShares MSCI EAFE ETF (EFA)	iShares Core MSCI Europe ETF (IEUR)
	iShares MSCI Emerging Markets ETF (EEM)	iShares Core MSCI Pacific ETF (IPAC)
	iShares Cohen & Steers REIT ETF (ICF)	iShares Core MSCI Emerging Markets ETF (IEMG)
	iShares Core U.S. Aggregate Bond ETF (AGG)	iShares Core Total USD Bond Market ETF (IUSB)

Current	New (Effective January 30, 2015)
iShares Short Treasury Bond ETF (SHV)	iShares Core U.S. Treasury Bond ETF (GOVT)
iShares TIPS Bond ETF (TIP)	iShares Core U.S. Credit Bond ETF (CRED)
iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

Additionally, the Underlying Indexes will now reweight the aforementioned constituents to fixed asset allocations at each rebalance, rather than employing a survey-based/shortfall risk control framework (as described in the SAI) to determine asset and constituent weightings. The following asset allocations will be assigned to each Underlying Index at the annual rebalance:

Underlying Index	Equity	Fixed Income
S&P Target Risk Growth Index	60%	40%

The weighting of each constituent within the Equity and Fixed Income allocations of the Underlying Index will be determined based on the relative proportions, as measured by market capitalization, of the following S&P Dow Jones indices as of the rebalance reference date:

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P 500	iShares Core S&P 500 ETF
Equity	S&P 400	iShares Core S&P Mid-Cap ETF
Equity	S&P 600	iShares Core S&P Small-Cap ETF
Equity	S&P Asia Pacific BMI (US Dollar)	iShares Core MSCI Pacific ETF

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P Europe BMI (US Dollar)	iShares Core MSCI Europe ETF
Equity	S&P Emerging BMI (US Dollar)	iShares Core MSCI Emerging Markets ETF
Fixed Income	S&P U.S. Bond BMI	iShares Core Total USD Bond Market ETF
Fixed Income	S&P/BGCantor US Treasury Bond Index	iShares Core U.S. Treasury Bond ETF
Fixed Income	S&P U.S. Investment Grade Corporate Bond Index	iShares Core U.S. Credit Bond ETF

Note that the Equity allocation will be initially divided between Developed and Emerging markets. The S&P Developed BMI (US Dollar) and S&P Emerging BMI (US Dollar) will be used to determine this breakdown. Within the S&P Developed BMI (US Dollar), the allocations of the United States, Asia Pacific and European markets will be determined by reviewing the S&P United States BMI (US Dollar), S&P Asia Pacific BMI (US Dollar) and S&P Europe BMI (US Dollar), respectively. Finally, within the S&P United States BMI (US Dollar), the allocations of the LargeCap, MidCap and SmallCap markets will be determined by reviewing the S&P 500, S&P 400 and S&P 600, respectively.

The Funds may incur transaction costs as a result of the changes in the Underlying Indexes described above.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
iShares Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated January 6, 2015

to the Prospectus and

the Statement of Additional Information (the “SAI”)

for the iShares Conservative Allocation ETF (AOK), iShares Moderate Allocation ETF (AOM), iShares Growth Allocation ETF (AOR) and iShares Aggressive Allocation ETF (AOA) (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Funds.

S&P Dow Jones Indices, the index provider for the Funds, will be changing the methodology of each Fund’s Underlying Index. The changes listed below will be implemented with a one-time rebalance for each Underlying Index after the close of business on January 30, 2015. After the January 30, 2015 rebalance, all subsequent annual rebalances will be effective after the last business date of October, including October 2015.

	Current	New (Effective January 30, 2015)
Rebalancing Effective date	Last Business Date of January	Last Business Date of October
Rebalancing Reference Date	Last Business Date of December	Last Business Date Of September
Constituents	iShares Core S&P 500 ETF (IVV)	iShares Core S&P 500 ETF (IVV)
	iShares Core S&P Mid-Cap ETF (IJH)	iShares Core S&P Mid- Cap ETF (IJH)
	iShares Core S&P Small-Cap ETF (IJR)	iShares Core S&P Small- Cap ETF (IJR)
	iShares MSCI EAFE ETF (EFA)	iShares Core MSCI Europe ETF (IEUR)
	iShares MSCI Emerging Markets ETF (EEM)	iShares Core MSCI Pacific ETF (IPAC)
	iShares Cohen & Steers REIT ETF (ICF)	iShares Core MSCI Emerging Markets ETF (IEMG)
	iShares Core U.S. Aggregate Bond ETF (AGG)	iShares Core Total USD Bond Market ETF (IUSB)

Current	New (Effective January 30, 2015)
iShares Short Treasury Bond ETF (SHV)	iShares Core U.S. Treasury Bond ETF (GOVT)
iShares TIPS Bond ETF (TIP)	iShares Core U.S. Credit Bond ETF (CRED)
iShares iBoxx $ High Yield Corporate Bond ETF (HYG)

Additionally, the Underlying Indexes will now reweight the aforementioned constituents to fixed asset allocations at each rebalance, rather than employing a survey-based/shortfall risk control framework (as described in the SAI) to determine asset and constituent weightings. The following asset allocations will be assigned to each Underlying Index at the annual rebalance:

Underlying Index	Equity	Fixed Income
S&P Target Risk Aggressive Index	80%	20%

The weighting of each constituent within the Equity and Fixed Income allocations of the Underlying Index will be determined based on the relative proportions, as measured by market capitalization, of the following S&P Dow Jones indices as of the rebalance reference date:

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P 500	iShares Core S&P 500 ETF
Equity	S&P 400	iShares Core S&P Mid-Cap ETF
Equity	S&P 600	iShares Core S&P Small-Cap ETF
Equity	S&P Asia Pacific BMI (US Dollar)	iShares Core MSCI Pacific ETF

Asset Class	Reference Index	Target Risk Index Constituent
Equity	S&P Europe BMI (US Dollar)	iShares Core MSCI Europe ETF
Equity	S&P Emerging BMI (US Dollar)	iShares Core MSCI Emerging Markets ETF
Fixed Income	S&P U.S. Bond BMI	iShares Core Total USD Bond Market ETF
Fixed Income	S&P/BGCantor US Treasury Bond Index	iShares Core U.S. Treasury Bond ETF
Fixed Income	S&P U.S. Investment Grade Corporate Bond Index	iShares Core U.S. Credit Bond ETF

Note that the Equity allocation will be initially divided between Developed and Emerging markets. The S&P Developed BMI (US Dollar) and S&P Emerging BMI (US Dollar) will be used to determine this breakdown. Within the S&P Developed BMI (US Dollar), the allocations of the United States, Asia Pacific and European markets will be determined by reviewing the S&P United States BMI (US Dollar), S&P Asia Pacific BMI (US Dollar) and S&P Europe BMI (US Dollar), respectively. Finally, within the S&P United States BMI (US Dollar), the allocations of the LargeCap, MidCap and SmallCap markets will be determined by reviewing the S&P 500, S&P 400 and S&P 600, respectively.

The Funds may incur transaction costs as a result of the changes in the Underlying Indexes described above.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.